UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28,

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

CALIFORNIA MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2007

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 102.4%
Education - 6.2%
	California EFA Revenue:
$2,225,000	5.500% due 7/1/15	$2,250,921
2,980,000	Claremont University Center, 5.000% due 3/1/24	3,040,226
2,280,000	College & University Financing Program, 5.000% due 2/1/26	2,197,373
15,000,000	Stanford University, 5.250% due 12/1/32 (a)	15,720,450
3,095,000	California State Public Works Board, Lease Revenue, California State University, 5.000% due 11/1/31	3,143,777
5,000,000	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, MBIA, 5.500% due 9/1/33	5,317,600
5,015,000	Escondido, CA, Union High School District, COP, FGIC, 5.000% due 9/1/37	5,084,157
1,000,000	Fullerton University Foundation, Auxiliary Organization Revenue, MBIA, 5.750% due 7/1/30	1,066,550
5,000,000	Fullerton, CA, Joint Union High School District, COP, MBIA, 5.000% due 9/1/36	5,131,500
5,000,000	Santa Ana, CA, USD, COP, Refunding, MBIA, 5.250% due 4/1/37	5,255,400

	Total Education	48,207,954

Escrowed to Maturity - 19.0%
	California Health Facilities Financing Authority Revenue, Kaiser Permanente:
1,750,000	5.250% due 10/1/14 (b)	1,793,838
3,500,000	FSA, 5.000% due 6/1/18 (b)	3,597,825
19,000,000	California Statewide Communities Development Authority, COP, Kaiser Permanente, Remarketed 7/9/98, 5.300% due 12/1/15 (a)(b)	20,259,890
270,000	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (b)(c)	344,941
4,125,000	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, FSA, 6.250% due 8/1/11 (b)(c)	4,317,101
90,000	Martinez, CA, Home Mortgage Revenue, UGRIC, 10.750% due 2/1/16 (b)	115,711
2,670,000	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, MBIA, 5.800% due 8/1/23 (b)	3,048,232
3,325,000	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 8.300% due 6/1/13 (b)(c)	4,113,856
6,000,000	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, MBIA, zero coupon bond to yield 6.149% due 10/1/16 (b)	4,304,520
2,000,000	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, MBIA, 6.368% due 7/1/22 (b)	2,366,020
	Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	8.300% due 11/1/12 (b)(c)	3,154,690
1,000,000	7.800% due 5/1/21 (b)(c)	1,373,590
1,500,000	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, Remarketed 10/29/92, GNMA-Collateralized, 8.000% due 7/1/16 (b)(c)	1,963,605
2,000,000	San Bernardino County, CA, COP, Capital Facilities Project, 6.875% due 8/1/24 (b)	2,578,140
100,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (b)	112,950
	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien:
5,000,000	Zero coupon bond to yield 7.698% due 1/1/14 (b)	4,016,450
60,000,000	Zero coupon bond to yield 7.748% due 1/1/16 (b)	44,277,600
17,500,000	Zero coupon bond to yield 7.748% due 1/1/17 (b)	12,305,125
25,000,000	Zero coupon bond to yield 7.748% due 1/1/18 (b)	16,776,250
20,000,000	Zero coupon bond to yield 7.748% due 1/1/19 (b)	12,802,200
4,310,000	San Marcos, CA, Public Facilities Authority, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19 (b)	2,714,352

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Escrowed to Maturity - 19.0% (continued)
$380,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	$424,608
1,250,000	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23 (b)	1,355,613

	Total Escrowed to Maturity	148,117,107

Finance - 3.7%
200,000	Fresno, CA, Joint Powers Financing Authority Local Agency Revenue, 6.550% due 9/2/12	200,206
5,550,000	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, MBIA, 5.000% due 2/1/21	5,701,127
2,800,000	Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, FSA, 5.250% due 9/1/18	2,867,088
2,875,000	Santa Ana, CA, Financing Authority Lease Revenue, Police Administration & Holding Facility, MBIA, 6.250% due 7/1/24	3,530,011
2,000,000	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, MBIA, 7.000% due 9/1/10 (d)	2,190,480
	Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, FGIC:
2,000,000	5.125% due 9/1/30	2,094,320
1,900,000	5.250% due 9/1/34	2,005,640
10,000,000	Virgin Islands Public Finance Authority Revenue, Senior Lien, 5.500% due 10/1/18	10,170,700

	Total Finance	28,759,572

General Obligation - 7.6%
2,000,000	Adelanto, CA, School District, Capital Appreciation, FGIC, zero coupon bond to yield 6.699% due 9/1/18	1,161,900
	California State, GO:
29,570,000	Various Purpose, 5.000% due 12/1/28	30,175,889
1,000,000	Veterans Bonds, 9.500% due 2/1/10	1,123,450
3,000,000	Placentia-Yorba Linda, CA, GO, USD, FGIC, 5.500% due 8/1/27	3,242,310
1,000,000	San Diego, CA, GO, Public Safety Communication Project, 6.650% due 7/15/11	1,101,660
	Santa Margarita-Dana Point, CA, Authority Revenue:
20,000,000	AMBAC, 5.125% due 8/1/18	20,419,400
1,500,000	Water Improvement Districts 3, 3A, 4, & 4A, MBIA, 7.250% due 8/1/14 (d)	1,825,335

	Total General Obligation	59,049,944

Government Facilities - 0.7%
	Riverside County, CA, COP, Historic Courthouse Project:
2,320,000	5.000% due 11/1/23	2,392,825
2,705,000	5.000% due 11/1/28	2,749,091

	Total Government Facilities	5,141,916

Health Care-Services - 0.9%
6,615,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Refunding Childrens Hospital & Research, 5.250% due 12/1/27	6,764,631

Hospitals - 2.8%
	California Health Facilities Financing Authority Revenue:
2,500,000	Marshall Hospital, California Mortgage Insurance, 5.250% due 11/1/18	2,540,450
	Sutter Health, FSA:
510,000	5.125% due 8/15/17	520,695
520,000	5.250% due 8/15/27	531,788
1,870,000	Unrefunded Balance, Sutter Health, MBIA, 5.000% due 8/15/19	1,919,611
	California Statewide CDA, Revenue, MBIA, Ridgecrest Regional:
9,210,000	5.000% due 8/1/32	9,436,290
6,000,000	5.000% due 2/1/37	6,128,700

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Hospitals - 2.8% (continued)
$1,000,000	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association, MBIA, 5.125% due 6/1/17	$1,018,210

	Total Hospitals	22,095,744

Housing: Multi-Family - 0.2%
1,000,000	California Housing Finance Agency Revenue, MFH III, MBIA, 5.850% due 8/1/17 (c)	1,010,210
660,000	San Francisco, CA, City & County Redevelopment Agency Multi-Family Revenue, 1045 Mission Apartments, GNMA-Collateralized, 5.200% due 12/20/17 (c)	671,332

	Total Housing: Multi-Family	1,681,542

Housing: Single-Family - 2.5%
	California Housing Finance Agency Revenue:
	Home Mortgage:
8,000,000	4.700% due 8/1/36 (c)	7,440,640
	Capital Appreciation:
225,000	zero coupon bond to yield 11.165% due 8/1/16	85,234
215,000	FHA, zero coupon bond to yield 10.749%due 8/1/15	100,218
10,000	MGIC, 10.250% due 2/1/14	10,242
105,000	Single Family Mortgage Purpose Program, 4.800% due 8/1/12 (c)	105,756
900,000	California Housing Finance Agency Single-Family Mortgage Purchase, Remarketed 3/31/98, MBIA, 5.375% due 8/1/21 (c)	906,786
200,000	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, GNMA/FNMA-Collateralized, 6.000% due 12/1/31 (c)	200,740
10,000,000	California State Department of Veterans Affairs, Home Purchase Revenue, AMBAC, 5.350% due 12/1/27 (a)	10,442,900

	Total Housing: Single-Family	19,292,516

Miscellaneous - 5.7%
2,000,000	Anaheim, CA, COP, Regular Fixed Option Bonds, MBIA, 6.200% due 7/16/23	2,043,680
	California Infrastructure & Economic Development Bank, Revenue, Salvation Army Western, AMBAC:
2,120,000	5.000% due 9/1/27	2,203,507
3,065,000	5.000% due 9/1/28	3,181,255
2,500,000	California State Public Works Board, Lease Revenue, Department of Corrections, MBIA, 5.000% due 9/1/21	2,543,425
3,250,000	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, FSA, 5.500% due 9/1/14	3,330,762
	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, AMBAC:
1,600,000	5.000% due 2/1/31	1,656,960
3,000,000	5.000% due 2/1/36	3,097,710
250,000	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, 6.000% due 12/1/14	270,510
	San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC:
14,000,000	5.250% due 10/1/26	14,439,320
5,000,000	5.250% due 10/1/33	5,154,800
3,205,000	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, MBIA, 5.375% due 8/1/30	3,341,918
2,795,000	Solano County, CA, COP, Capital Improvement Program, AMBAC, 5.000% due 11/15/19	2,889,052

	Total Miscellaneous	44,152,899

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Pollution Control - 0.2%
$1,500,000	California PCFA Revenue, San Diego Gas & Electric Co., 6.800% due 6/1/15 (c)	$1,734,810

Pre-Refunded - 27.0%
10,000,000	Beverly Hills, CA, Public Financing Authority Lease Revenue, Capital Improvements Projects, 5.250% due 6/1/28 (a)(e)	10,197,500
	California EFA Revenue:
3,900,000	5.500% due 7/1/15 (e)	3,987,321
1,775,000	Pepperdine University, 5.000% due 11/1/18 (e)	1,851,609
1,000,000	Scripps College, 5.250% due 8/1/26 (e)	1,069,790
	California Health Facilities Financing Authority Revenue:
705,000	Casa De Las Campanas, California Mortgage Insurance, 5.500% due 8/1/12 (e)	715,356
12,000,000	Cedars-Sinai Medical Center, 6.125% due 12/1/30 (a)(e)	12,781,320
5,145,000	University of California at San Francisco-Stanford Health Care, FSA, 5.000% due 11/15/18 (e)	5,280,777
2,050,000	Unrefunded Balance, Catholic-2005-A, MBIA, 5.125% due 7/1/24 (e)	2,092,927
	California Infrastructure & Economic Development Bank Revenue:
15,000,000	Bay Area Toll Bridges, 1st Lien, FGIC, 5.000% due 7/1/29 (a)(e)	16,748,250
4,000,000	Rand Corp. Project, AMBAC, 5.500% due 4/1/32 (e)	4,360,000
5,000,000	California State Public Works Board, Lease Revenue, Department of Health Services, MBIA, 5.750% due 11/1/24 (e)	5,286,500
2,000,000	California State University Foundation Revenue, Monterey Bay, MBIA, 5.350% due 6/1/31 (e)	2,141,560
	Castaic Lake Water Agency California Revenue, COP, Water System Improvement Project, AMBAC:
7,270,000	5.250% due 8/1/19 (e)	7,584,355
7,615,000	5.125% due 8/1/30 (e)	7,929,043
8,400,000	East Bay, CA, Municipal Utility, District Water Systems Revenue, MBIA, 5.000% due 6/1/26 (e)	8,898,204
3,680,000	Fontana, CA, COP, AMBAC, 5.000% due 9/1/21 (e)	3,764,014
20,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (e)	23,242,000
3,000,000	Long Beach, CA, Bond Finance Authority Lease Revenue, Rainbow Harbor Refinancing Project, AMBAC, 5.250% due 5/1/24 (e)	3,114,990
14,230,000	Los Angeles, CA, USD, MBIA, 5.125% due 7/1/22 (e)	15,342,217
	Metropolitan Water District Southern California Waterworks Revenue:
1,000,000	5.000% due 7/1/18 (e)	1,011,220
5,540,000	5.000% due 7/1/26 (e)	5,602,214
4,785,000	5.000% due 7/1/26 (e)	4,838,736
2,825,000	5.000% due 7/1/26 (e)	2,856,697
4,000,000	Moreno Valley, CA, GO, USD, Election 2004, FSA, 5.000% due 8/1/25 (e)	4,380,640
750,000	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, 5.000% due 7/1/09 (e)	760,748
4,720,000	Pasadena, CA, GO, USD, FGIC, 5.000% due 5/1/20 (e)	4,800,523
6,575,000	Placer County, CA, Water Agency Revenue COP, Capital Improvement Projects, AMBAC, 5.500% due 7/1/29 (e)	6,873,636
2,500,000	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, FSA, 5.000% due 5/1/29 (e)	2,587,300
	Sacramento, CA, City Financing Authority Revenue, Capital Improvement:
2,000,000	5.625% due 6/1/30 (e)	2,136,100
	AMBAC:
5,070,000	5.500% due 12/1/20 (e)	5,453,799
6,300,000	5.500% due 12/1/21 (e)	6,776,910
1,600,000	Solid Waste & Redevelopment Project, 5.875% due 12/1/29 (e)	1,713,808
9,780,000	San Francisco Bay Area Transit Financing Authority, AMBAC, 5.000% due 7/1/28 (e)	9,975,404

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded - 27.0% (continued)
$4,000,000	Tahoe-Truckee, CA, GO, USD, Improvement District No. 1, FGIC, 5.750% due 8/1/20 (e)	$4,204,960
4,350,000	Vallejo, CA, Parity Revenue, Refunding, Water Improvement Project, FSA, 5.250% due 5/1/29 (e)	4,558,365
5,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (e)	5,484,450

	Total Pre-Refunded	210,403,243

Public Facilities - 3.4%
3,000,000	California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, FGIC, 5.000% due 5/1/31	3,099,660
2,180,000	City of Santa Rosa, CA, Building Acquisition Project, AMBAC, 5.125% due 7/1/37	2,262,600
	Folsom Public Financing Authority, Special Tax Revenue, AMBAC:
2,240,000	5.000% due 9/1/21	2,369,024
1,135,000	5.000% due 9/1/22	1,195,756
1,845,000	5.000% due 9/1/23	1,934,778
2,000,000	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC, 5.125% due 12/1/31	2,085,200
4,500,000	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, MBIA, 5.500% due 11/1/29	4,875,300
8,620,000	Truckee-Donner, CA, Recreation & Park District, COP, Community Center Project, AMBAC, 5.000% due 9/1/37	8,806,106

	Total Public Facilities	26,628,424

Tax Allocation - 6.7%
2,000,000	Anaheim, CA, Public Financing Authority, Tax Allocation Revenue, Regular Fixed Option Bonds, MBIA, 6.450% due 12/28/18	2,043,660
6,485,000	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, MBIA, 5.125% due 8/1/31	6,650,432
6,500,000	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC, 5.125% due 9/1/32	6,706,765
2,300,000	Poway, CA, RDA, Tax Allocation Revenue, MBIA, 5.000% due 6/15/30	2,350,692
	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project:
2,500,000	FSA, Refunding, 5.250% due 9/1/20	2,596,575
	MBIA:
2,445,000	5.250% due 9/1/16	2,470,966
1,000,000	5.250% due 9/1/26	1,010,620
4,390,000	Roseville, CA, Redevelopment Agency Tax Allocation, Roseville Redevelopment Project, AMBAC, 5.000% due 9/1/38	4,429,905
	South Tahoe, CA, Joint Powers Financing Authority Lease Revenue, Refunding, South Tahoe Redevelopment Project, AMBAC:
3,830,000	5.000% due 10/1/32	3,925,367
5,000,000	5.000% due 10/1/37	5,089,000
	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA:
4,635,000	5.000% due 9/1/30	4,746,750
4,305,000	5.000% due 9/1/36	4,377,841
	Whittier, CA, Public Financing Authority Revenue, Refunding, AMBAC:
2,695,000	5.000% due 11/1/30	2,745,504
3,365,000	5.000% due 11/1/38	3,412,110

	Total Tax Allocation	52,556,187

Tobacco - 0.7%
5,250,000	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue, 5.750% due 6/1/29	5,251,995

Transportation - 0.9%
1,250,000	Fresno, CA, Airport Revenue, FSA, 5.500% due 7/1/30	1,320,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Transportation - 0.9% (continued)
$5,500,000	San Francisco, CA, Bay Area Rapid Transit, District Sales Tax Revenue, Unrefunded Balance, AMBAC, 5.000% due 7/1/28	$5,585,030

	Total Transportation	6,905,830

Utilities - 3.9%
1,820,000	Castaic Lake, CA, Water Agency Revenue, COP, MBIA, 5.000% due 8/1/36	1,870,087
	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue:
5,000,000	5.250% due 11/15/23	5,026,700
10,000,000	5.000% due 11/15/24	9,732,300
3,000,000	Los Angeles, CA, Department of Water & Power, Revenue, AMBAC, 5.000% due 7/1/32	3,132,120
2,650,000	Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Systems Subordinated, AMBAC, 5.000% due 7/1/26	2,789,973
360,000	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, Unrefunded Balance, 5.000% due 7/1/09	360,410
7,500,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/27	7,555,050

	Total Utilities	30,466,640

Water & Sewer - 10.3%
	California State Department of Water Resources, Central Valley Project Revenue Water System:
11,000,000	5.000% due 12/1/29 (a)	11,170,390
2,395,000	Unrefunded Balance, 5.000% due 12/1/19	2,421,920
6,000,000	Clovis, CA, Sewer Revenue, MBIA, 5.200% due 8/1/28	6,168,660
4,000,000	Cucamonga County, CA, Water District, COP, FGIC, 5.125% due 9/1/31	4,120,840
1,000,000	Eastern Municipal Water District COP Water & Sewer Revenue, FGIC, 6.750% due 7/1/12	1,099,610
7,900,000	Eastern Municipal Water District, CA, Water & Sewer Revenue COP, MBIA, 5.000% due 7/1/32	8,138,422
1,900,000	El Centro, CA, Financing Authority Water & Wastewater Revenue, AMBAC, 5.125% due 10/1/27	1,940,261
2,790,000	La Puente, CA, Public Financing Authority, Sewer Revenue, FSA, 5.000% due 12/1/37	2,840,499
	Lodi, CA, Wastewater Systems Revenue, COP:
	FSA:
2,750,000	5.000% due 10/1/32	2,818,475
2,000,000	5.000% due 10/1/37	2,043,480
1,720,000	MBIA, 5.000% due 10/1/23	1,808,081
	Metropolitan Water District, Southern California Waterworks Revenue:
12,900,000	4.750% due 7/1/22	13,087,953
10,000,000	FGIC, 5.000% due 10/1/26	10,414,100
1,925,000	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA, 5.125% due 6/1/21	2,002,250
300,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, MBIA-IBC, 6.250% due 7/1/13	340,293
6,875,000	San Diego, CA, Public PFA, Sewer Revenue, FGIC, 5.000% due 5/15/20	6,879,400
2,820,000	Sunnyvale, CA, Financing Authority, Water & Wastewater Revenue, AMBAC, 5.000% due 10/1/22	2,901,752

	Total Water & Sewer	80,196,386

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $731,262,057)	797,407,340

SHORT-TERM INVESTMENTS - 1.1%
Miscellaneous - 0.1%
1,005,000	California Statewide CDA Revenue, North Peninsula Jewish Community Center, LOC-Bank of America, 3.450%, 12/3/07 (f)	1,005,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Utilities - 1.0%
	California PCFA, PCR, Pacific Gas & Electric:
$1,900,000	LOC-Bank One, 3.470%, 12/3/07 (f)	$1,900,000
2,300,000	LOC-JPMorgan Chase, 3.450%, 12/3/07 (f)	2,300,000
3,400,000	California State Department of Water Resources Power Supply Revenue, Refunding, Subordinated, LOC-JPMorgan Chase & Societe Generale, 3.460%, 12/3/07 (f)	3,400,000

	Total Utilities	7,600,000

Water & Sewer - 0.0%
200,000	Metropolitan Water District of Southern California, Waterworks Revenue, SPA-Lloyds TSB Bank PLC, 3.500%, 12/3/07 (f)	200,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $8,805,000)	8,805,000

	TOTAL INVESTMENTS - 103.5%
	(Cost - $740,067,057#)	806,212,340

	Liabilities in Excess of Other Assets - (3.5)%	(26,976,227)

	TOTAL NET ASSETS - 100.0%	$779,236,113

(a)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
MGIC	— Mortgage Guaranty Insurance Corporation
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement
UGRIC	— United Guaranty Residential Insurance Company of Iowa
USD	— Unified School District

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

Ratings Table† (November 30, 2007) (unaudited) S&P/Moody’s/Fitch*
AAA/Aaa	79.1%
AA/Aa	6.5
A	7.6
BBB/Baa	3.2
BB/Ba	0.8
A-1/VMIG1/F1	1.2
NR	1.6

100.0%

†	As a Percentage of Total Investments.

*	S&P primary rating; Moody’s secondary, then Fitch.

See pages 9 and 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “ variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,444,083
Gross unrealized depreciation	(2,298,800)

Net unrealized appreciation	$66,145,283

At November 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	680	3/08	$79,186,304	$79,687,500	($501,196)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008